SUPPLEMENT DATED JUNE 28, 2024
TO THE FOLLOWING PROSPECTUSES, AND APPLICABLE
INITIAL SUMMARY PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES DATED MAY 1, 2024

Market Wealth Plus	New York Life Variable Universal Life Accumulator II

New York Life Survivorship Variable Universal Life Accumulator	New York Life Variable Universal Life Accumulator Plus

New York Life Variable Universal Life Accumulator	NYLIAC Variable Universal Life 2000

Flexible Premium Variable Universal Life
INVESTING IN
NYLIAC Variable Universal Life Separate Account—I
This supplement amends the most recent prospectuses, initial summary prospectuses and updating summary prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable universal life policies referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
The purpose of this supplement is to inform you of the following changes to your Prospectus effective on or about August 12, 2024:

1.	For all MainStay Portfolios, all references to “MainStay” in the Portfolio names are deleted and replaced with “NYLI” (New York Life Investments).

2.	The MainStay VP Wellington Mid Cap – Initial Class will have the following changes:

A.	Name Change: All references to MainStay VP Wellington Mid Cap – Initial Class, will be deleted and replaced with NYLI VP Schroders Mid Cap Opportunities – Initial Class.

B.
Subadviser Change:
All references to the Wellington Management Company LLP (“Wellington”), the current subadviser for the MainStay Wellington Mid Cap – Initial Class will be deleted and replaced with Schroder Investment Management North America Inc. (“Schroders”).

C.
Current Expenses:
In the Appendix of Eligible Portfolios Available Under the Policy, the current expense for the NYLI VP Schroders Mid Cap Opportunities – Initial Class (formerly MainStay VP Wellington Mid Cap – Initial Class) is deleted and replaced with 0.83%.

3.	The MainStay VP Wellington U.S. Equity – Initial Class will have the following changes:

A.	Name Change: All references to MainStay VP Wellington U.S. Equity – Initial Class will be deleted and replaced with NYLI VP Dimensional U.S. Equity – Initial Class.

B.
Subadviser Change:
All references to Wellington Management Company LLP (“Wellington”), the current subadviser for the MainStay VP Wellington U.S. Equity – Initial Class will be deleted and replaced with Dimensional Fund Advisors LP (“DFA”).

C.
Current Expenses:
In the Appendix of Eligible Portfolios Available Under the Policy, the current expense for the NYLI VP Dimensional U.S. Equity – Initial Class (formerly MainStay VP Wellington U.S. Equity – Initial Class) is deleted and replaced with 0.53%.

The	following change will be effective on or about August 28, 2024:

4.	All references to IndexIQ Advisors LLC as the subadviser of the MainStay VP S&P 500 Index – Initial Class will be deleted.

5.	MainStay VP Hedge Multi-Strategy – Initial Class will have the following changes:

A.	Subadviser Change: All references to IndexIQ Advisors LLC as the subadviser of the MainStay VP Hedge Mutli-Strategy – Initial Class will be deleted.

B.
Investment Objective:
In the table of Funds and Eligible Portfolios in the Prospectus for Flexible Premium Variable Universal Life, the reference to IQ Hedge Multi-Strategy Index in the Investment Objective for the portfolio is deleted and replaced with NYLI Hedge Multi-Strategy Index.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010